Acquisition of dynamic indonesia holdings limited (Details Narrative) - USD ($)							12 Months Ended
	Feb. 10, 2025	Oct. 05, 2023	Jun. 05, 2023	Feb. 03, 2023	Oct. 03, 2022	Jun. 02, 2022	Dec. 31, 2024	Aug. 30, 2024	Mar. 31, 2021
Issuance of share capital (before Business Combination)							$ 22,350,207
Maximum [Member]
Issuance of share capital (before Business Combination)	$ 10,000,000
Dynamic Indonesia Holdings Ltd [Member] | Seamless Group Inc [Member]
Ownership percentage									51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Minimum [Member]
Ownership percentage						49.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Maximum [Member]
Ownership percentage						51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Seamless Group Inc [Member] | Minimum [Member]
Ownership percentage						49.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Seamless Group Inc [Member] | Maximum [Member]
Ownership percentage						51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member]
Number of shares purchased		1,000				5,000
Issuance of share capital (before Business Combination)		$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member] | Minimum [Member]
Ownership percentage		57.00%						59.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member] | Maximum [Member]
Ownership percentage		59.00%						100.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member] | Seamless Group Inc [Member]
Number of shares purchased		1,000				5,000
Issuance of share capital (before Business Combination)		$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member] | Seamless Group Inc [Member] | Minimum [Member]
Ownership percentage		57.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member] | Seamless Group Inc [Member] | Maximum [Member]
Ownership percentage		59.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Number of shares purchased						1,000
Issuance of share capital (before Business Combination)						$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Seamless Group Inc [Member]
Number of shares purchased						1,000
Issuance of share capital (before Business Combination)						$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Number of shares purchased					1,000
Issuance of share capital (before Business Combination)					$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Minimum [Member]
Ownership percentage					51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Maximum [Member]
Ownership percentage					54.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Seamless Group Inc [Member]
Number of shares purchased					1,000
Issuance of share capital (before Business Combination)					$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Seamless Group Inc [Member] | Minimum [Member]
Ownership percentage					51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Seamless Group Inc [Member] | Maximum [Member]
Ownership percentage					54.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Number of shares purchased				1,000
Issuance of share capital (before Business Combination)				$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Minimum [Member]
Ownership percentage				54.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Maximum [Member]
Ownership percentage				56.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Seamless Group Inc [Member]
Number of shares purchased				1,000
Issuance of share capital (before Business Combination)				$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Seamless Group Inc [Member] | Minimum [Member]
Ownership percentage				54.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Seamless Group Inc [Member] | Maximum [Member]
Ownership percentage				56.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member]
Number of shares purchased			1,000
Issuance of share capital (before Business Combination)			$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member] | Minimum [Member]
Ownership percentage			56.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member] | Maximum [Member]
Ownership percentage			57.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member] | Seamless Group Inc [Member]
Number of shares purchased			1,000
Issuance of share capital (before Business Combination)			$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member] | Seamless Group Inc [Member] | Minimum [Member]
Ownership percentage			56.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member] | Seamless Group Inc [Member] | Maximum [Member]
Ownership percentage			57.00%